Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 22, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        Northern Funds (the “Trust”) (811-08236; 33-73404)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended and on behalf of the Trust, please accept this letter as certification that the Trust’s Prospectus and Statement of Additional Information for the Trust’s Northern Engage360™ Fund, both dated November 17, 2017, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 136 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on November 17, 2017 (Accession No. 0001193125-17-347104).

Questions and comments may be directed to the undersigned at (215) 988-1146.

Sincerely yours, /s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Jose J. Del Real, Esq.

Kevin P. O’Rourke